REPORTABLE SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of geographic operating segments

	For the Years Ended
	December 31,
	2025	2024
Revenues:		(As Restated)

Australia	$2,743,510	$2,920,941
United States	28,731	1,300
Total revenues	$2,772,241	$2,922,241

	For the Years Ended
	December 31,
	2025	2024
Loss from operations:		(As Restated)

Australia	$(4,703,076)	$(3,924,549)
United States	(679,819)	(1,139,956)
Total loss from operations	$(5,382,895)	$(5,064,505)

	For the Years Ended
	December 31,
	2025	2024
Depreciation and amortization:		(As Restated)

Australia	$238,642	$471,995
United States	4,355	4,355
Total depreciation and amortization	$242,997	$476,350

Schedule of reconciliation geographic segment operating income

	For the Years Ended
	December 31,
	2025	2024
Capital expenditures:		(As Restated)

Australia	$50,444	$7,105
United States	—	—
Total capital expenditures	$50,444	$7,105

	December 31,
	2025	2024
Total assets:		(As Restated)

Australia	$1,213,357	$3,366,461
United States	27,975	431,417
Effect of exchange rate changes	46,078	(27,865)
Total assets	$1,287,410	$3,770,013